Inventories and pre-publication costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Inventories Explanatory [Abstract]
Summary of Inventories and Pre-Publication Costs
	2020	2019
	£m	£m
Raw materials	2	2
Pre-publication costs	204	181
Finished goods	34	34
Total	240	217